Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
(a) Basis of Accounting
The accompanying financial statements are prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America.
Plan Management evaluated for disclosure or recognition any subsequent events through June 17, 2026, the issuance date of the financial statements.
(b) Income Recognition and Net Investment Income
Purchases and sales of securities are recorded on a trade‑date basis. Interest income is accrued when earned. Dividends are recorded on the ex‑dividend date. Net appreciation in fair value of investments includes the Plan's realized gains and losses on investments bought and sold during the year as well as the appreciation or depreciation on investments held at year-end.
(c) Investments
The Plan’s investments are stated at fair value. Investments in shares of registered investment company funds are reported at fair value based on quoted market prices (the net asset values) as reported by each investment fund. The DaVita Stock Fund is valued at fair value based on the year‑end closing price of the underlying stock, as reported on the New York Stock Exchange.
The T. Rowe Price Stable Value Common Trust Fund (Stable Value Fund) is a CCT fund investing primarily in guaranteed investment contracts (GICs), bank investment contracts, synthetic GICs and/or separate account contracts. The target retirement date funds and certain other funds are invested in CCTs and CITs, respectively. These CCT and CIT funds are priced daily using the net asset values as published by each investment fund. Investments in CCT and CIT funds are recorded at fair value using the price at which Participants are able to transact under the terms of the Plan as measured and available for redemption on a daily basis by the CCT and CIT fund managers.
(d) Risks and Uncertainties
The Plan provides for various investment fund options, which in turn invest in a combination of stocks, bonds and other investment securities. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the high level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the statements of net assets available for benefits.
(e) Receivables – Notes Receivable From Participants
Notes receivable from Participants are measured at their unpaid outstanding principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis.
(f) Receivables – Participant Contributions
Receivables from Participant contributions are stated at net realizable value, and represent deferrals of employees’ Compensation that have not yet been contributed to the Plan.
(g) Receivables – Employer Contributions
Receivables from employer contributions are stated at net realizable value, and represent employer matching contributions that have not yet been contributed to the Plan.
(h) Benefit Payments
Benefit payments are recorded when paid.
(i) Administrative Expenses and Investment Management Fees
All operational administrative costs of the Plan are deducted from Participants’ account balances except certain transaction costs associated with the recordkeeping of the DaVita Stock Fund, which are borne by the Company. Administrative costs include trustee fees, recordkeeping, Participant reporting costs, brokerage fees, Participant notes receivable costs, accounting and legal fees, commissions and transactions charges. Investment management fees are paid by each respective investment fund and are deducted in arriving at each fund’s overall net asset value. Fees deducted from Participant accounts are held within the Plan and invested in the Vanguard Federal Money Market Fund as a nonparticipant-directed investment until used to pay Plan administrative expenses.
(j) Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Plan Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.